Document and entity information	9 Months Ended
Sep. 30, 2022
Document information [Line items]
Document Type	6-K
Amendment flag	false
Document period end date	Sep. 30, 2022
Entity registrant name	NYXOAH SA
Document fiscal year focus	2022
Document fiscal period focus	Q3
Current fiscal year end date	--12-31
Entity central index key	0001857190